Share Capital - Common Shares (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Reconciliation of Number of Shares Outstanding [Roll Forward]
Stock options exercised (in shares)	708	951
Common shares purchased for cancellation (in shares)	(11,500)	(2,800)
Common shares
Reconciliation of Number of Shares Outstanding [Roll Forward]
Number of shares outstanding, beginning of year (in shares)	584,600	586,400
Stock options exercised (in shares)	800	1,000
Common shares purchased for cancellation (in shares)	(11,500)	(2,800)
Number of shares outstanding, end of year (in shares)	573,900	584,600
Balance, beginning of year | $	$ 8,327	$ 8,311
Stock options exercised | $	47	56
Common shares purchased for cancellation | $	(182)	(40)
Balance, end of year | $	$ 8,192	$ 8,327